Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision (benefit)
	For the Years Ended September 30,
	2022	2021	2020
Current tax provision:
Cayman	$-	$-	$-
Hong Kong	-	-	-
PRC	1,357,697	3,026,867	2,552,097
Sub-total	1,357,697	3,026,867	2,552,097
Deferred tax provision (benefit):
Cayman	-	-
Hong Kong	-	-
PRC	(605,278)	(668,341)	(9,886)
Sub-total	(605,278)	(668,341)	(9,886)
Total income tax provision	$752,419	$2,358,526	$2,542,211

Schedule of table reconciles the china statutory rates to the company’s effective tax rate
	For the Years Ended September 30,
	2022	2021	2020
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(8.7)%	(11.0)%	(1.1)%
Permanent difference	(22.3)%	-%	-%
Non-PRC entities not subject to PRC income tax	(3.4)%	2.0%	1.3%
Impact on DTA due to change in applicable income tax rate	-%	0.6%	-%
Change in valuation allowance	-%	0.5%	-%
Effective tax rate	(9.4)%	17.1%	25.2%

Schedule of deferred tax assets
	September 30, 2022	September 30, 2021
Deferred tax assets:
Net operating loss carry-forwards	$1,210,855	$785,550
Allowance for doubtful accounts	136,817	84,447
Total	1,347,672	869,997
Valuation allowance		-
Total deferred tax assets	$1,347,672	$869,997

Schedule of taxes payable
	September 30, 2022	September 30, 2021
Income tax payable	$-	$669,780
Value added tax payable	115,087	326,468
Other taxes payable	52,263	105,212
Total taxes payable	$167,350	$1,101,460